CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	[1]	$ 74,578	$ 86,959	$ 100,059	$ 161,538	$ 184,263
Share of profit/(loss) of joint ventures and associates		629	1,581	2,031	2,210	1,728
Interest and other income/(expenses)	[2]	813	481	993	1,294	257
Total revenue and other income/(expenses)		76,020	89,021	103,083	165,041	186,247
Purchases		51,492	57,502	66,658	108,994	122,315
Production and manufacturing expenses		6,041	6,008	6,359	12,049	12,389
Selling, distribution and administrative expenses		3,314	3,051	2,924	6,365	6,163
Research and development		297	253	264	550	452
Exploration		444	404	370	847	639
Depreciation, depletion and amortisation	[2]	7,872	6,285	(348)	14,157	5,947
Interest expense		1,211	1,165	695	2,375	1,406
Total expenditure		70,671	74,667	76,923	145,339	149,311
Income/(loss) before taxation		5,348	14,354	26,160	19,702	36,936
Taxation charge/(credit)		2,195	5,582	7,922	7,776	11,379
Income/(loss) for the period	[1]	3,154	8,772	18,238	11,926	25,557
Income/(loss) attributable to non-controlling interest		20	64	198	83	401
Income/(loss) attributable to Shell plc shareholders		$ 3,134	$ 8,709	$ 18,040	$ 11,843	$ 25,156
Basic earnings per share ($ per share)	[3]	$ 0.46	$ 1.26	$ 2.42	$ 1.73	$ 3.34
Diluted earnings per share ($ per share)	[3]	$ 0.46	$ 1.25	$ 2.40	$ 1.71	$ 3.31

[1]	See Note 2 “Segment information”.
[2]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[3]	See Note 3 “Earnings per share”.